Portfolio of Investments
Columbia Emerging Markets Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.7%
Issuer	Shares	Value ($)
Argentina 1.8%
Globant SA(a)	43,338	8,177,014
MercadoLibre, Inc.(a)	14,024	21,783,900
Total		29,960,914
Brazil 7.3%
Afya Ltd., Class A(a)	540,939	14,345,702
Arco Platform Ltd., Class A(a)	183,121	8,011,544
Banco BTG Pactual SA	538,513	7,934,860
BK Brasil Operacao e Assessoria a Restaurantes SA	2,166,349	4,395,456
Hapvida Participacoes e Investimentos SA	1,611,500	4,283,376
Itaú Unibanco Holding SA, ADR	1,436,058	7,682,910
Localiza Rent a Car SA	1,040,622	13,050,993
Lojas Renner SA	820,440	6,872,988
Magazine Luiza SA	3,532,966	15,418,066
Notre Dame Intermedica Participacoes SA	556,300	7,112,881
Pagseguro Digital Ltd., Class A(a)	197,429	9,350,238
Stone Co., Ltd., Class A(a)	191,167	13,997,248
XP, Inc., Class A(a)	236,822	9,712,070
Total		122,168,332
Canada 0.5%
Parex Resources, Inc.(a)	652,110	8,937,828
China 33.9%
Alibaba Group Holding Ltd., ADR(a)	492,022	129,578,914
BeiGene Ltd., ADR(a)	19,906	5,089,765
Burning Rock Biotech Ltd., ADR(a)	161,169	4,598,152
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Resources Cement Holdings Ltd.	10,788,000	13,397,923
Country Garden Services Holdings Co., Ltd.	3,356,000	18,751,610
Everest Medicines Ltd.(a)	650,500	5,291,415
Glodon Co., Ltd., Class A	564,815	5,755,255
Hangzhou Robam Appliances Co., Ltd., Class A	1,255,730	7,616,265
JD.com, Inc., ADR(a)	418,805	35,745,007
Kingdee International Software Group Co., Ltd.(a)	3,159,000	10,968,413
Kweichow Moutai Co., Ltd., Class A	47,348	12,313,708
Li Ning Co., Ltd.	3,682,500	19,896,407
Midea Group Co., Ltd., Class A	903,553	11,901,687
NetEase, Inc., ADR	136,349	12,321,859
Common Stocks (continued)
Issuer	Shares	Value ($)
New Oriental Education & Technology Group, Inc., ADR(a)	78,313	12,909,898
Ping An Insurance Group Co. of China Ltd., Class H	1,584,500	18,636,173
Shenzhou International Group Holdings Ltd.	933,000	15,681,376
Silergy Corp.	143,000	11,141,136
Skshu Paint Co., Ltd.	468,619	9,812,656
TAL Education Group, ADR(a)	252,804	17,711,448
Tencent Holdings Ltd.	1,702,500	124,108,410
WuXi AppTec Co., Ltd., Class H	1,001,952	15,002,660
WuXi Biologics Cayman, Inc.(a),(d)	2,568,000	25,422,759
Xpeng, Inc., ADR(a)	338,421	19,885,618
Total		563,538,515
Cyprus 0.2%
Ozon Holdings PLC, ADR(a)	65,432	2,618,589
Hong Kong 2.6%
AIA Group Ltd.	1,464,400	16,070,895
Galaxy Entertainment Group Ltd.	855,000	6,487,558
Techtronic Industries Co., Ltd.	1,595,500	20,368,080
Total		42,926,533
Hungary 1.7%
OTP Bank Nyrt(a)	535,777	21,323,502
Richter Gedeon Nyrt	261,293	6,192,164
Total		27,515,666
India 11.6%
Apollo Hospitals Enterprise Ltd.	330,043	10,394,774
Asian Paints Ltd.	324,363	9,660,492
AU Small Finance Bank Ltd.(a)	533,471	5,981,686
Avenue Supermarts Ltd.(a)	265,850	8,162,531
Bajaj Finance Ltd.	176,430	11,627,984
Balkrishna Industries Ltd.	332,005	7,392,679
Eicher Motors Ltd.	281,480	9,595,881
HDFC Bank Ltd., ADR(a)	368,444	25,422,636
HDFC Life Insurance Co., Ltd.(a)	1,144,623	9,920,393
InterGlobe Aviation Ltd.(a)	289,133	5,837,203
Jubilant Foodworks Ltd.	149,811	5,032,876
Kotak Mahindra Bank Ltd.(a)	841,598	21,550,415
Mindtree Ltd.	331,681	6,318,205
Columbia Emerging Markets Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Petronet LNG Ltd.	1,715,044	5,804,666
Reliance Industries Ltd.	1,339,976	34,650,234
SBI Cards & Payment Services Ltd.	742,347	7,967,777
Tech Mahindra Ltd.	699,091	8,217,653
Total		193,538,085
Indonesia 4.2%
PT Ace Hardware Indonesia Tbk	71,267,400	7,995,144
PT Bank BTPN Syariah Tbk	31,073,100	9,092,422
PT Bank Central Asia Tbk	11,951,100	26,248,726
PT Bank Rakyat Indonesia Persero Tbk	90,246,600	26,101,624
Total		69,437,916
Kazakhstan 0.3%
Kaspi.KZ JSC, ADR(a),(b),(c),(d)	85,683	4,369,833
Philippines 1.0%
Ayala Land, Inc.	14,476,900	11,448,080
BDO Unibank, Inc.	2,673,530	5,751,396
Total		17,199,476
Poland 1.3%
Allegro.eu SA(a)	212,442	4,362,153
Dino Polska SA(a)	248,257	16,722,407
Total		21,084,560
Russian Federation 5.5%
Detsky Mir PJSC	5,750,780	10,575,083
Lukoil PJSC, ADR	250,903	16,151,928
Sberbank of Russia PJSC, ADR	1,618,170	21,346,225
TCS Group Holding PLC, GDR(d)	219,033	6,719,186
Yandex NV, Class A(a)	536,194	36,975,938
Total		91,768,360
South Africa 2.4%
AVI Ltd.	795,349	3,663,394
Capitec Bank Holdings Ltd.(a)	95,555	7,979,413
Clicks Group Ltd.	219,159	3,322,570
Naspers Ltd., Class N	121,608	24,447,706
Total		39,413,083
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 11.1%
Ecopro BM Co., Ltd.	44,605	6,124,280
Kakao Corp.	38,365	12,786,230
NAVER Corp.	61,712	15,536,514
Pearl Abyss Corp.(a)	32,816	6,143,166
Samsung Electro-Mechanics Co., Ltd.	140,004	19,753,086
Samsung Electronics Co., Ltd.	1,236,697	74,549,028
Samsung SDI Co., Ltd.	33,275	16,065,065
SK Hynix, Inc.	382,595	33,713,654
Total		184,671,023
Taiwan 9.5%
Delta Electronics	1,166,000	9,192,261
MediaTek, Inc.	909,000	22,447,704
Sea Ltd. ADR(a)	107,727	19,430,719
Taiwan Semiconductor Manufacturing Co., Ltd.	5,830,048	99,238,093
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	79,182	7,682,238
Total		157,991,015
Thailand 1.5%
Mega Lifesciences PCL, Foreign Registered Shares	3,739,600	4,478,797
Muangthai Capital PCL, Foreign Registered Shares	7,767,800	13,877,151
Tisco Financial Group PCL, Foreign Registered Shares	2,772,900	7,190,485
Total		25,546,433
Virgin Islands 0.3%
Mail.Ru Group Ltd., GDR(a),(d)	196,280	5,654,078
Total Common Stocks (Cost $773,293,144)		1,608,340,239

Preferred Stocks 3.1%
Issuer	Shares	Value ($)
Brazil 1.8%
Azul SA(a)	3,452,952	24,530,435
Lojas Americanas SA	1,029,211	4,447,351
Total		28,977,786
South Korea 1.3%
Samsung Electronics Co., Ltd.	399,050	22,016,199
Total Preferred Stocks (Cost $30,626,998)		50,993,985

2	Columbia Emerging Markets Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2020 (Unaudited)
Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(e),(f)	2,653,095	2,652,829
Total Money Market Funds (Cost $2,652,829)		2,652,829
Total Investments in Securities (Cost $806,572,971)		1,661,987,053
Other Assets & Liabilities, Net		1,565,422
Net Assets		$1,663,552,475
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2020, the total value of these securities amounted to $4,369,834, which represents 0.26% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2020, the total value of these securities amounted to $42,165,856, which represents 2.53% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	1,772,051	62,645,604	(61,764,820)	(6)	2,652,829	(1,362)	2,724	2,653,095
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Emerging Markets Fund | Quarterly Report 2020	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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